Description of Organization and Business Operations - Additional Information (Details) - Thimble Point Acquisition Corp. - USD ($)			9 Months Ended
	Jun. 21, 2021	Feb. 04, 2021	Sep. 30, 2021	Jun. 22, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Percentage of Net asset Held in the trust account		80.00%
Maturity days		185 days
Price per share (in dollars per share)		$ 10.00	$ 10.00	$ 9.89	$ 10.00
Net tangible assets for consummation of a business combination		$ 5,000,001
Percenatge of shares		15.00%
Liquidation right waive period		24 months
Public share redeemable percentage		100.00%
Dissolution expense interest		$ 100,000
Proceeds from issuance of warrants			$ 7,520,000
Proceeds from issuance of IPO		$ 276,000,000
Cash			$ 770,653		$ 0
Cumulative earnings (deficit)					$ (287,627)
Oz Merger Sub, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued, purchase price (in dollars per share)	$ 10.00
Stock issued for services (in shares)	10,280,000
Stock issued for services	$ 102,800,000
Target Entity [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired		50.00%
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, issued during the period		4,533,333
Class of warrant or right, issue price		$ 1.50
Proceeds from issuance of warrants		$ 7,520,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		24,000,000
Stock issued, purchase price (in dollars per share)		$ 10
Price per share (in dollars per share)		$ 10.00
Stock issuance costs		$ 15,651,506
Payments for underwriting expense		5,520,000
Deferred underwriting fees		9,660,000
Other offering costs.		$ 471,506
Proceeds from issuance initial public offering per unit		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		3,600,000
Including Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		27,600,000
Including Over-Allotment Option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, issued during the period		5,013,333
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share)			$ 18.00		$ 18.00
Class A Common Stock | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		24,000,000	276,000,000
Stock issued, purchase price (in dollars per share)		$ 10.00
Proceeds from issuance of IPO		$ 276,000,000
Class A Common Stock | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		3,600,000
Class A Common Stock | Including Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares		27,600,000